Earnings (Loss) Per Share (Details) - Schedule of Earnings (Loss) Per Share - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024		Jun. 30, 2023
Schedule of Earnings (Loss) Per Share [Abstract]
Weighted average of the number of ordinary shares used to calculate basic earnings per share	5,123,789	[1]	3,161,779	[2]
Weighted average of the number of ordinary shares used to calculate diluted earnings per share	5,123,789	[1]	3,161,779	[2]
The loss used in calculation (in Dollars)	$ 696		$ 2,326

[1]	Number of shares restated based on the reverse stock split that was effectuated in 2023.
[2]	Number of shares restated based on the reverse stock split that was effectuated in 2023.